Related Party Transactions and Commitments - Schedule of Future Minimum Lease Payments (Details) - Related Parties $ in Thousands	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
2022	$ 5,913
2023	5,197
2024	5,240
2025	4,936
2026	5,049
Thereafter	17,046
Total lease payments	$ 43,381